Lease liabilities - Summary Of Main Information By Class Of Underlying Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019
Disclosure Of Main Information By Class Of Underlying Assets line items [Line Items]
Beginning Balance	$ 185
Ending Balance	23,861
Recoverable taxes	$ 415
Discount rate	6.0033%	6.06%
Average Period	9 years 9 months 18 days
Brazil [member]
Disclosure Of Main Information By Class Of Underlying Assets line items [Line Items]
Beginning Balance	$ 185
Ending Balance	5,504
Foreign countries [member]
Disclosure Of Main Information By Class Of Underlying Assets line items [Line Items]
Beginning Balance	0
Ending Balance	18,357
IFRS 16 [member]
Disclosure Of Main Information By Class Of Underlying Assets line items [Line Items]
Beginning Balance	26,575
IFRS 16 [member] | IFRS 16 [member]
Disclosure Of Main Information By Class Of Underlying Assets line items [Line Items]
Beginning Balance	26,575
IFRS 16 [member] | Brazil [member]
Disclosure Of Main Information By Class Of Underlying Assets line items [Line Items]
Beginning Balance	5,628
IFRS 16 [member] | Foreign countries [member]
Disclosure Of Main Information By Class Of Underlying Assets line items [Line Items]
Beginning Balance	20,947
Vessels [Member] | IFRS 16 [member]
Disclosure Of Main Information By Class Of Underlying Assets line items [Line Items]
Beginning Balance	1,489
Vessels [Member] | Previously Reported [Member]
Disclosure Of Main Information By Class Of Underlying Assets line items [Line Items]
Ending Balance	7,199
Recoverable taxes	$ 271
Discount rate	4.4173%
Average Period	5 years 1 month 6 days
Vessels [Member] | Previously Reported [Member] | IFRS 16 [member]
Disclosure Of Main Information By Class Of Underlying Assets line items [Line Items]
Beginning Balance	$ 7,162
Vessels [Member] | After Readjustment [Member] | IFRS 16 [member]
Disclosure Of Main Information By Class Of Underlying Assets line items [Line Items]
Beginning Balance	1,123
Vessels [Member] | After Readjustment [Member] | Brazil [member]
Disclosure Of Main Information By Class Of Underlying Assets line items [Line Items]
Ending Balance	1,147
Recoverable taxes	$ 101
Discount rate	6.8919%
Average Period	4 years 6 months
Vessels [Member] | After Readjustment [Member] | Foreign countries [member]
Disclosure Of Main Information By Class Of Underlying Assets line items [Line Items]
Ending Balance	$ 1,050
Discount rate	5.4336%
Average Period	8 years 8 months 12 days
Platforms [Member] | IFRS 16 [member]
Disclosure Of Main Information By Class Of Underlying Assets line items [Line Items]
Beginning Balance	$ 798
Platforms [Member] | Previously Reported [Member]
Disclosure Of Main Information By Class Of Underlying Assets line items [Line Items]
Ending Balance	$ 3,283
Discount rate	6.1264%
Average Period	15 years 6 months
Platforms [Member] | Previously Reported [Member] | IFRS 16 [member]
Disclosure Of Main Information By Class Of Underlying Assets line items [Line Items]
Beginning Balance	$ 4,213
Platforms [Member] | After Readjustment [Member] | IFRS 16 [member]
Disclosure Of Main Information By Class Of Underlying Assets line items [Line Items]
Beginning Balance	10,898
Platforms [Member] | After Readjustment [Member] | Brazil [member]
Disclosure Of Main Information By Class Of Underlying Assets line items [Line Items]
Ending Balance	859
Recoverable taxes	$ 16
Discount rate	8.4804%
Average Period	20 years 8 months 12 days
Platforms [Member] | After Readjustment [Member] | Foreign countries [member]
Disclosure Of Main Information By Class Of Underlying Assets line items [Line Items]
Ending Balance	$ 9,658
Discount rate	5.8219%
Average Period	11 years 8 months 12 days
Others [member] | IFRS 16 [member]
Disclosure Of Main Information By Class Of Underlying Assets line items [Line Items]
Beginning Balance	$ 334
Others [member] | Previously Reported [Member]
Disclosure Of Main Information By Class Of Underlying Assets line items [Line Items]
Ending Balance	319
Recoverable taxes	$ 7
Discount rate	2.8723%
Average Period	2 years 3 months 18 days
Others [member] | Previously Reported [Member] | IFRS 16 [member]
Disclosure Of Main Information By Class Of Underlying Assets line items [Line Items]
Beginning Balance	$ 472
Others [member] | After Readjustment [Member] | IFRS 16 [member]
Disclosure Of Main Information By Class Of Underlying Assets line items [Line Items]
Beginning Balance	86
Others [member] | After Readjustment [Member] | Brazil [member]
Disclosure Of Main Information By Class Of Underlying Assets line items [Line Items]
Ending Balance	301
Recoverable taxes	$ 20
Discount rate	6.9033%
Average Period	3 years 2 months 12 days
Others [member] | After Readjustment [Member] | Foreign countries [member]
Disclosure Of Main Information By Class Of Underlying Assets line items [Line Items]
Ending Balance	$ 45
Discount rate	2.3401%
Average Period	10 months 24 days